Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 3,585	$ 3,047
Accumulated depreciation	1,753	1,123
Property, Plant and Equipment, Net	1,832	1,924
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,122	2,719
Accumulated depreciation	1,640	1,024
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	294	231
Accumulated depreciation	93	83
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	169	97
Accumulated depreciation	$ 20	$ 16